Shareholders’ Equity - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 1,462	$ 2,875
Research and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	725	1,080
Marketing and business development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	158	410
General and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 579	$ 1,385